EATON VANCE MUNICIPALS TRUST II
                                24 Federal Street
                                Boston, MA 02110
                                 (617) 482-8260




                                  CERTIFICATION


         Pursuant to Rule 497(j) under the Securities Act of 1933, as amended, and Regulation S-T, Eaton Vance Municipals Trust II (the "Registrant") (1933 Act File No. 33-71320) certifies (a) that the forms of prospectuses and statements of additional information dated February 1, 1998 used with respect to the following series of the Registrant, do not differ materially from those contained in Post-Effective Amendment No. 10 ("Amendment No. 10") to the Registrant's Registration Statement on Form N-1A, and (b) that Amendment No. 10 was filed electronically with the Commission (Accession No. 0000950156-98-000117) on January 30, 1998:




                   Eaton Vance Florida Insured Municipals Fund
                       Eaton Vance Hawaii Municipals Fund
                       Eaton Vance Kansas Municipals Fund
                     Eaton Vance High Yield Municipals Fund






                         EATON VANCE MUNICIPALS TRUST II



                                       By:
                                          Eric G. Woodbury, Assistant Secretary

Date:  February 3, 1998